Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2018
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table provides supplemental disclosure of cash flow information (in millions):

	Three Months Ended March 31,
	2018	2017
Cash paid during the period for interest, net of amounts capitalized	$242	$175